FBP Equity & Dividend Plus Fund
RISK/RETURN SUMMARY FBP EQUITY & DIVIDEND PLUS FUND
What is the Fund's investment objective?
The investment objective of the FBP Equity & Dividend Plus Fund (the "Fund") is to provide above-average and growing income while also achieving long-term growth of capital.
What are the Fund's fees and expenses?
This table describes the fees and expenses that you may pay if you buy and hold shares of the FBP Equity & Dividend Plus Fund.
Shareholder Fees	FBP Equity & Dividend Plus Fund FBP Equity & Dividend Plus Fund Shares
Shareholder Fees (fees paid directly from your investment):	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	FBP Equity & Dividend Plus Fund FBP Equity & Dividend Plus Fund Shares
Management Fees	0.70%
Other Expenses	0.53%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.24%	[1]
Management Fee Reductions	0.16%	[2]
Total Annual Fund Operating Expenses After Management Fee Reductions	1.08%	[3]
[1]	"Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of total expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
[2]	The Adviser has contractually agreed, until August 1, 2020, to reduce Management Fees and/or reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, interest, Acquired Fund Fees and Expenses and extraordinary expenses) to an amount not exceeding 1.07% of the Fund's average daily net assets. Any Management Fee reductions and/or expenses reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayment to the Adviser does not cause Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, interest, Acquired Fund Fees and Expenses and extraordinary expenses) of the Fund to exceed the 1.07% limitation. This agreement may be terminated by the Fund or the Adviser upon 60 days' prior written notice, provided, however, that (1) the Adviser may not terminate the agreement without the approval of the Board of Trustees, and (2) this agreement will terminate automatically if the Adviser ceases to serve as investment adviser of the Fund.
[3]	"Total Annual Fund Operating Expenses After Management Fee Reductions" will not correlate to the Fund's ratio of net expenses to average net assets in the Fund's Financial Highlights, which does not include "Acquired Fund Fees and Expenses."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also takes into account the Adviser's contractual arrangement to maintain the Fund's expenses at the agreed upon level for a period of one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
FBP Equity & Dividend Plus Fund | FBP Equity & Dividend Plus Fund Shares | USD ($)	110	361	649	1,471

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The FBP Equity & Dividend Plus Fund seeks to achieve its objective by investing in a diversified portfolio comprised primarily of above-average dividend yielding, undervalued equity securities with dividend growth potential. Under normal circumstances, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities of companies that are paying dividends at the time of purchase. The Fund will not invest more than 15% of the value of its net assets in securities or other investments that are illiquid. Illiquid securities are investments that can not reasonably be expected to be sold or disposed of in current market conditions, within seven calendar days, without significantly impacting the market value of the investment.

Flippin, Bruce & Porter, Inc. (the "Adviser") seeks to acquire equity securities of companies which, in its judgment, possess attractive valuation characteristics, the capability for above-average dividend yield and the potential to increase dividends over time. The Fund invests in a variety of major market sectors in an attempt to control risk through diversification. The Adviser uses a fundamental research approach to seek companies it believes to be undervalued relative to the market and the company's historical valuations. The Adviser will focus on companies that possess one or more of the following characteristics:

●	Above-Average Dividend Yield – The company's dividend yield is greater than the market as measured by the S&P 500® Index.

●	Attractive Valuation – The company may be selling at a substantial discount to its historic, absolute and/or relative value, based upon price-to-sales, price-to-book value, price-to-cash flow, price-to-earnings and dividend yield.

●	Dividend Analysis – The company has a history of paying dividends with the likelihood of future dividend increases.

The Fund also seeks to enhance, or generate, additional portfolio income by selectively writing, or selling, covered call options on a target range of between 15-30% of the Fund's underlying equity securities. When the Adviser believes that individual equity securities held by the Fund are approaching the top of the Adviser's growth and price expectations, covered call options may be written (sold) against such securities and the Fund will receive a premium in return. The Fund writes options only for income generation and hedging purposes and not for speculation. The Fund will only write options that are issued by the Options Clearing Corporation and listed on a national securities exchange. The aggregate value of the underlying obligations will normally not exceed 35% of the Fund's net assets, but may increase to 50% of net assets when, in the Adviser's opinion, such investments would be advantageous to the Fund.

Equity Securities. The Fund will invest primarily in companies with market capitalizations of $1 billion or more. Although the Fund's equity investments consist primarily of common stocks, it may also invest a portion of its assets in other equity securities, including shares of exchange-traded funds ("ETFs") that invest in common stocks, straight preferred stocks, convertible preferred stocks and convertible bonds, that are rated at the time of purchase in the four highest grades assigned by a nationally recognized rating agency, or unrated securities determined by the Adviser to be of comparable quality. The Fund may invest in shares of ETFs if the Adviser believes it is advisable to adjust the Fund's exposure to the broad market or to industry sectors without purchasing a large number of individual securities. Such ETFs will typically hold a portfolio of securities designed to track the performance of a particular index or market sector. ETFs differ from traditional mutual funds in that their shares are listed on a securities exchange and can be traded intraday. The Fund expects to normally invest no more than 25% of its net assets in ETFs, although it may invest to a greater extent in ETFs when, in the Adviser's opinion, such investments would be advantageous to the Fund.

Sell Strategy. While portfolio securities are generally acquired for the long term, they may be sold when the Adviser believes that:

●	the anticipated price appreciation has been achieved or is no longer probable;

●	the dividend yield falls below the Adviser's yield objective or the dividend outlook deteriorates;

●	the fundamentals of a company's business or general market conditions have changed; or

●	alternate investments offer superior prospects.

What are the principal risks of investing in the Fund?

The FBP Equity & Dividend Plus Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Adviser. The price of a company's stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Economies and financial markets throughout the world have become interconnected which increases the possibility that economic, financial or political events in one country, sector or region could have potentially adverse effects on global economies or markets. Even investments in high quality or "blue chip" stocks can be negatively impacted by poor overall market and economic conditions.

ETF Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF's shares may trade at a discount to its net asset value, or that an active trading market for an ETF's shares may not be developed or maintained. An ETF is managed independently of the Fund and subject to the risks of the underlying securities it holds or sectors that the ETF is designed to track. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF.

Large Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Multinational companies with foreign business operations can be significantly impacted by political, economic and regulatory developments in foreign markets.

Mid-Cap Company Risk. Mid-capitalization ("mid-cap") companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In many instances, the securities of mid-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time. Therefore, the securities of mid-cap companies may be subject to greater price fluctuations.

Covered Call Option Risk. The use of options requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser is incorrect in its price expectations and the market price of a security subject to a call option rises above the exercise price of the option, the Fund will lose the opportunity for further appreciation of that security but continue to bear the risk of a decline in the value of the underlying stock. The price the Fund realizes from the sale of a stock option upon exercise of the option could be substantially below its prevailing market price. If a liquid market for an option does not exist, the Fund will not be able to sell the underlying security until the option expires or is exercised. The premiums received by the Fund for writing options may decrease as a result of certain factors, such as a reduction in interest rates, a decline in stock market volumes or a decrease in the price volatility of the underlying securities.

Credit Risk. Preferred stocks and bonds rated in the fourth highest category by a nationally recognized rating agency have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest or to pay the preferred stock obligations than is the case with higher grade securities. They may possess a greater risk of default or price changes due to changes in the issuer's creditworthiness or the market's perception of an issuer's creditworthiness.

Management Risk. The Adviser's method of security selection may not be successful and the securities in the Fund's portfolio may not perform as well as the market as a whole. Equity securities held by the Fund may reduce or stop paying dividends which could affect the Fund's ability to generate income. The Fund's style of investing may go out of favor with investors and some securities selected by the Adviser may not appreciate in value as expected. The use of options may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. There is no assurance that the Fund's options writing activities will be implemented in a manner that is successful or that is not adverse to the Fund.

What has been the Fund's performance history?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the FBP Equity & Dividend Plus Fund. The bar chart shows changes in the Fund's performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund's average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. Performance results through December 31, 2011 were achieved using a pure value strategy that is different than the dividend income strategy that is currently being used to manage the Fund. Performance results using the dividend income strategy may differ from the performance results of the value investing strategy. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-738-1127.

The Fund's 2019 year-to-date return through June 30, 2019 is 10.05%.

During the periods shown in the bar chart, the highest return for a quarter was 21.62% during the quarter ended September 30, 2009 and the lowest return for a quarter was -21.05% during the quarter ended September 30, 2011.

Average Annual Total Returns For Periods Ended December 31, 2018:

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - FBP Equity & Dividend Plus Fund	1 Year	5 Years	10 Years
FBP Equity & Dividend Plus Fund Shares	(4.58%)	4.67%	9.54%
FBP Equity & Dividend Plus Fund Shares | After Taxes on Distributions	(6.23%)	3.24%	8.66%
FBP Equity & Dividend Plus Fund Shares | After Taxes on Distributions and Sales	(1.38%)	3.58%	7.81%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	(4.38%)	8.49%	13.12%